FQF TRUST

QuantShares U.S. Market Neutral Size Fund (SIZ)

SUPPLEMENT DATED JULY 7, 2015
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 28, 2014

On June 29, 2015, the staff of NYSE Arca Inc. advised the Trust that it had removed the “below compliance” (.BC) indicator from the ticker symbol for the QuantShares U.S. Market Neutral Size Fund. Accordingly, the supplements dated December 26, 2014 and March 26, 2015 to the Fund's prospectus and statement of additional information are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.